Loans and Allowance for Credit Losses, Loans Outstanding (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2008	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Deferred Income	$ 3,900		$ 4,400
Loans	956,770	[1]	967,604	[1]		$ 916,559	$ 862,551	$ 822,286
Unfunded Credit Commitments, Consumer Mortgage First and Junior Lines of Credit Portfolio	62,300
Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	333,125		330,840			299,892	271,795	235,358
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	503,388		506,536			456,583	414,826	377,090
Commercial Real Estate Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	126,599		132,491			122,160	111,996	112,427
Commercial Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	24,279		23,916			22,164	18,728	16,934
Lease Financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	19,385		19,289			12,367	12,307	12,371
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	453,382		461,068			459,976	447,725	445,196
Real estate 1-4 family first mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	284,054		275,579			273,869	265,386	258,507
Real estate 1-4 family junior lien mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	39,713		46,237			53,004	59,717	65,950
Credit Card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	37,976		36,700			34,039	31,119	26,882
Automobile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	53,371		62,286			59,966	55,740	50,808
Other revolving credit and installment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	38,268		40,266			39,098	35,763	43,049
Consumer Mortgage First and Junior Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans And Leases Receivable, Gross, Consumer Mortgage First and Junior Lines of Credit	49,900
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Amount in Amortization Period	$ 12,300
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Percentage in Amortization Period	25.00%
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Amount to Enter Amortization Period In Next Two Years	$ 3,000
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Percentage to Enter Amortization Period In Next Two Years	6.00%
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Amount to Enter Amortization Period In Two To Four Years	$ 9,300
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Percentage to Enter Amortization Period In Two To Four Years	19.00%
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Amount to Enter Amortization Period After Four Years	$ 25,300
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Percentage to Enter Amortization Period After Four Years	50.00%
Consumer Mortgage First and Junior Lines of Credit, Amortization Period [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Amount Thirty or More Days Past Due	$ 575
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Percentage Thirty or More Days Past Due	5.00%
Consumer Mortgage First and Junior Lines of Credit, Draw Period [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Amount Thirty or More Days Past Due	$ 690
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Percentage Thirty or More Days Past Due	2.00%
Geographic Distribution, Foreign [Member] | Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 60,106		55,396			49,049	44,707	41,547
Geographic Distribution, Foreign [Member] | Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	69,920		65,284			58,117	50,037	47,400
Geographic Distribution, Foreign [Member] | Commercial Real Estate Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	8,033		8,541			8,350	4,776	5,328
Geographic Distribution, Foreign [Member] | Commercial Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	655		375			444	218	187
Geographic Distribution, Foreign [Member] | Lease Financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 1,126		$ 972			$ 274	$ 336	$ 338
Product Concentration Risk [Member] | Loans And Leases Receivable [Member] | Commercial and industrial loans and lease financing, domestic [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage, Threshold	10.00%		10.00%
Product Concentration Risk [Member] | Loans And Leases Receivable [Member] | Commercial Real Estate Mortgage and Construction Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage, Threshold	10.00%		10.00%
Acquired Consumer Mortgage Loan Portfolio [Member] | Loans And Leases Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	1.00%				10.00%
Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 323,767		$ 321,816
Residential Mortgage [Member] | Interest-only Loans [Member] | Loans And Leases Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	4.00%		7.00%
CALIFORNIA | Residential Mortgage [Member] | Real Estate 1-4 Family Mortgage Loans Non PCI [Member] | Loans And Leases Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	12.00%		11.00%
California, Larger Metropolitan Areas [Member] | Residential Mortgage [Member] | Real Estate 1-4 Family Mortgage Loans [Member] | Loans And Leases Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage, Threshold	4.00%		5.00%
Financing Receivable Acquired With Deteriorated Credit Quality [Member] | CALIFORNIA | Residential Mortgage [Member] | Real Estate 1-4 Family Mortgage Loans [Member] | Loans And Leases Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	1.00%		1.00%
Junior Lien Line Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Draw Period, Low Range	10 years
Financing Receivable, Draw Period, Mid Range	15 years
Financing Receivable, Draw Period, High Range	20 years
Financing Receivable, Draw Period Repayment Option, Percentage Of Total Outstanding Balance	1.50%
First Lien Line Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Draw Period, Low Range	10 years
Financing Receivable, Draw Period, Mid Range	15 years
Financing Receivable, Draw Period, High Range	20 years
Financing Receivable, Draw Period Repayment Option, Percentage Of Total Outstanding Balance	1.50%
Minimum [Member] | Junior Lien Line Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Draw Period Repayment Option, Interest-Only Payments, Fixed Period	3 years
Financing Receivable, Draw Period Repayment Option, Fully Amortizing Payment Fixed Period	5 years
Minimum [Member] | First Lien Line Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Draw Period Repayment Option, Interest-Only Payments, Fixed Period	3 years
Financing Receivable, Draw Period Repayment Option, Fully Amortizing Payment Fixed Period	5 years
Maximum [Member] | Junior Lien Line Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Draw Period Repayment Option, Interest-Only Payments, Fixed Period	7 years
Financing Receivable, Draw Period Repayment Option, Fully Amortizing Payment Fixed Period	30 years
Financing Receivable, End Of Draw Period Repayment Option, Repayment Terms, Period	30 years
Maximum [Member] | First Lien Line Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Draw Period Repayment Option, Interest-Only Payments, Fixed Period	7 years
Financing Receivable, Draw Period Repayment Option, Fully Amortizing Payment Fixed Period	30 years
Financing Receivable, End Of Draw Period Repayment Option, Repayment Terms, Period	30 years

[1]	(1)Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.